VIEs - Schedule of Cash Flows Received from Consolidated Trusts (Details) - VIEs, Primary Beneficiary - Trusts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Variable Interest Entity [Line Items]
Assets securitized	$ 13,242,538	$ 18,350,732	$ 12,800,355
Net proceeds from new securitizations	10,765,931	14,824,503	8,335,877
Net proceeds on retained bonds from new securitizations	1,653,010	1,937,140	1,553,830
Cash received for servicing fees	979,309	891,806	926,136
Net distributions from trusts	5,800,110	4,683,144	2,915,148
Total cash received from Trusts	$ 19,198,360	$ 22,336,593	$ 13,730,991